Business combination (Details 3)					1 Months Ended			12 Months Ended					1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jul. 31, 2012 Ye Net CNY	Jan. 31, 2011 Ye Net CNY	Apr. 30, 2009 Ye Net CNY	Dec. 31, 2013 Ye Net CNY	Dec. 31, 2010 Ye Net CNY	Dec. 31, 2011 Ye Net	Jan. 31, 2011 Ye Net IPR&D CNY	Jan. 31, 2011 Ye Net Trade name and domain name CNY	Jan. 31, 2011 Ye Net Completed game CNY
Business combination disclosures
Total consideration transferred					4,444,444	3,000,000	15,000,000		0
Percentage of equity interests acquired					20.00%	42.50%	30.00%
Equity interest increased to (as a percentage)									37.50%
Percentage of equity interest held					100.00%					80.00%
Allocation of purchase price
Identifiable intangible assets											2,120,000	1,380,000	2,860,000
Other identifiable tangible assets and liabilities						19,672,000
Identifiable net assets acquired						26,032,000
Cash consideration						3,000,000
Previously held equity interest on acquisition date						15,170,000
Noncontrolling interest at fair value						8,090,000
Goodwill						228,000
Goodwill arising from deferred tax liabilities attributed to intangible asset appreciation						1,591,000
Total goodwill arising from business combination	84,455,933	511,270,880	408,829,417	466,328,513		1,819,000
Weighted average amortization period at the acquisition date													2 years 9 months
Goodwill measurement period adjustment								0
Amount recorded in additional paid-in capital for difference between purchase consideration and the carrying amount of the non-controlling interest					912,252